Shareholder's equity	12 Months Ended
Dec. 31, 2024
Shareholder's equity
Shareholder's equity
23. Shareholder’s equity

23.1. Share capital

The Company holds Class A shares in addition to Class B shares (owned by Cogna).

On September 14, 2023, the Company announced a share repurchase program, approved by our board of directors considering that it was in the commercial interests of the Company to enter the Repurchase Plan. Under the repurchase program, we were entitled to repurchase up to R$ 62,500 (or US$12,500) in Class A common shares in the open market, based on prevailing market prices, or in privately negotiated transactions, over a period that began on September 18, 2023, continuing until the earlier of the completion of the repurchase. On March 31, 2024, the program was concluded with the repurchase of all shares.

As a result, the Company's share capital outstanding on December 31, 2024, which excludes a total of 3,447,864 treasury shares, totals 80,202,023 shares, in amount of R$ 4,820,815, of which 64,436,093 Class B shares are owned by the Cogna Group and 15,765,930 are owned by third parties.

The Company’s Shareholders Agreement authorizes the board of directors to grant restricted share units to certain executives and employees and other service providers with respect to up to 3% (three per cent) of the issued and outstanding shares of the Company. Thus, on December 31, 2024 the Company has the following position in Class A and B shares:

	Class A Shares (units)		Class B Shares (units)	Total
	Free float	Treasury shares (note 23.4)
December 31,2023	16,566,142	2,647,652	64,436,093	83,649,887
ILP exercised (i)	277,203	-	-	277,203
Treasury shares	-	(277,203)	-	(277,203)
Treasury shares purchased	(1,077,415)	1,077,415	-	-
December 31,2024	15,765,930	3,447,864	64,436,093	83,649,887

(i)	Refers to vested shares during the year, totaling R$ 382,349, net of withholding taxes (27.5%).

The Company’s shareholders on December 31, 2024 are as follows:

	In units
Company shareholders	Class A	Class B	Total
Cogna Group	-	64,436,093	64,436,093
Free Float	15,765,930	-	15,765,930
Treasury shares (Note 23.4)	3,447,864	-	3,447,864
Total (%)	23%	77%	83,649,887

23.2. Earnings (loss) per share

The basic earnings (loss) per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average common shares outstanding during the year. The Company considers as diluted earnings per share, the number of common shares calculated added by the weighted average number of common shares that should be issued upon conversion of all potentially dilutive shares into common shares; potentially dilutive shares were deemed to have been converted into common shares at the beginning of the period.

	December 31, 2024	December 31, 2023	December 31, 2022
Profit (loss) attributable to shareholder´s	486,487	(83,772)	(54,573)
Weighted average number of ordinary shares outstanding (thousands)	80,170	82,349	82,444
Performance Shares Units (PSU)	732	-	-
Long Term Investment – (“ILP”)	344	-	-
Total dilution effect	1,076	-	-
Basic profit (loss) per share - R$	6.07	(1.02)	(0.66)
Diluted profit (loss) per share - R$	5.99	(1.02)	(0.66)

23.3. Capital reserve - Share-based compensation (granted)

The Company as of December 31, 2024 had two share-based compensation plans and one bonus plan paid in restricted share units, being:

a)	Long Term Investment – (“ILP”) – Refers to several tranches granted, being the first issued on July 23, 2020 and the last on October, 2th, 2023. The Company compensates part of its employees and management. This plan will grant up to 3% of the Company’s class A share units. The Company will grant the limit of five tranches approved by the Company’s Board of Directors. The fair value of share units is measured at fair value quoted on the grant date. The plan has a vesting period corresponding to 5 years added by expected volatility of 30% and will be settled with Company’s shares. All taxes and contributions are paid by the Company without additional costs to employees and management. This program should be wholly settled with the delivery of the shares. The effect of events on share-based compensation in the Consolidated Statement of Profit or Loss for the year ended December 31, 2024 was R$ 4,283, being R$ 4,181 in Shareholder’s the Equity and R$102 as labor charges in liabilities, due to share price fluctuation (R$ 13,910 being R$ 9,949 in Shareholder’s the Equity and a credit of R$ 2,712 as labor charges in liabilities for the year ended December 31, 2023).
b)	Bonus paid in restricted share units (RSU) – “Premium recognized” - The Company granted and vested 101,798 shares on Mai, 2023 to certain members of management based on performance recognized. This program was wholly settled with the delivery of the shares. There were no shares granted or vested in 2024. The effect of events on share-based compensation in the Consolidated Statement of Profit or Loss for the year 2023 was R$ 2,782, being R$ 1,929 in Shareholder’s the Equity and R$853 as labor charges in liabilities.
c)	Long Term Investment – (“ILP”) – Performance Shares Units (PSU) – On August, 2023, the Board of Directors has approved a new long-term incentive plan (ILP), based on meeting certain targets, with granting in 2023 and vesting in 2026, 2027 and 2028, that generated dilution of 1.75% in Vasta shares. The effect of events on share-based compensation in the Consolidated Statement of Profit or Loss for the period ended December 31, 2024 was R$ 7,190, being R$ 6,404 in Shareholder’s the Equity and R$ 786 as labor charges in liabilities, due to share price fluctuation (R$ 3,194 being R$ 2,034 in Shareholder’s the Equity and R$ 1,161 as labor charges in liabilities for the period ended December 31, 2023).

Considering the shared based compensation vested and granted throughout 2024, the amount of capital reserve on December 31, 2024 total R$90,909 (R$89,627 on December 31, 2023).

23.4. Treasury shares

In 2023 the Board of Directors had approved a share repurchase program, or the Repurchase Program. Under the Repurchase Program, Vasta could repurchased up to R$ 62,500 (or US$12,500) in Class A common shares in the open market, based on prevailing market prices, or in privately negotiated transactions, over a period starting on September 18, 2023, continuing until the earlier of the completion of the repurchase. On March 31, 2024, the program concluded with the repurchase of 1,077,415 shares, corresponding to R$22,531. Considering the above information, the amount of treasury shares on December 31, 2024 total R$74,641 (R$59,525 on December 31, 2023), corresponding to 3,447,864 treasury shares (2,647,652 on December 31,2023).